Commitments and contingencies - Lease commitments (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2020 CNY (¥) agreement	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) agreement	Jun. 30, 2020 CNY (¥) agreement	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jul. 01, 2019 USD ($)
Loss Contingencies [Line Items]
Number of Operating Lease Agreements | agreement	7	7		7	7
Right of use ("ROU") assets	$ 2,833,075			$ 2,725,747		$ 0
Present value of lease liabilities	$ 1,172,927			$ 1,164,887
Incremental borrowing rate	6.09%			6.09%
Least cost	$ 18,000	¥ 120,000		$ 17,000	¥ 120,000
Sublease income	18,000	¥ 120,000		17,000	¥ 120,000
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	250,298			216,033
2022	258,046			231,738
2023	267,010			240,099
2024	260,152			247,634
2025	78,423			148,825
Thereafter	316,467			328,749
Total lease payments	1,430,396			1,413,078
Less: Interest	(257,469)			(248,191)
Present value of lease liabilities	1,172,927			1,164,887
Continuing operations
Loss Contingencies [Line Items]
Present value of lease liabilities	679,842			630,254
Rent expense	144,823		$ 26,328	112,963		30,198	$ 58,541
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities	679,842			630,254
Discontinued operations
Loss Contingencies [Line Items]
Present value of lease liabilities	493,085			534,633
Rent expense	67,517		$ 98,716	108,881		$ 318,210	$ 0
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities	493,085			534,633
Adjustment | ASU 2016-02
Loss Contingencies [Line Items]
Right of use ("ROU") assets	1,300,000			1,300,000				$ 1,300,000
Present value of lease liabilities	1,300,000			1,300,000				1,300,000
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities	$ 1,300,000			$ 1,300,000				$ 1,300,000